S000055416 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S000055416 Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.64%	6.99%		8.75%
S000055416 SP 500 Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		15.73%
S000055416 Bloomberg US Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
C000174389 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.10%	5.46%		6.89%
Performance Inception Date				Nov. 02, 2016
C000206839 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.37%	5.72%	7.09%
Performance Inception Date			Feb. 20, 2019